SUNSTONE FINANCIAL GROUP, INC.
                       207 East Buffalo Street, Suite 400
                          Milwaukee, Wisconsin  53202
                                 (414) 271-5885


August 19, 1997

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549

Re:  Wasatch Funds
     (33-10451; 811-4920)
     Filing under Rule 497(e) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement to the Prospectus dated January 31, 1997. Questions regarding this filing may be directed to the undersigned at (414) 271-5885.

Sincerely,

/s/ Constance Dye Shannon
Legal and Compliance Manager

Encl.




                              WASATCH FUNDS, INC.

                      Supplement dated August 29, 1997 to
                       Prospectus dated January 31, 1997

Effective August 29, 1997, Wasatch Micro-Cap Fund (the "Fund") will close to new investors.

- Fund shareholders as of the August 29, 1997 closing date may continue to add to an account through the reinvestment of dividends and cash distributions on any shares owned and through the purchase of additional shares.

- Fund shareholders may also open and add to additional Micro-Cap Fund accounts that use the same Social Security Number as the account existing as of August 29, 1997. For example, accounts where the shareholder is the owner, joint owner or a custodian for a minor child.

- Financial planners whose clients beneficially own Micro-Cap Fund accounts may continue to purchase Fund shares.

- Directors of the Fund and employees, affiliates and directors of Wasatch Advisors, Inc. may continue to open new accounts.

- The Fund may resume sales to new investors at some future date, but has no present intention to do so.

- Participants in certain 401(k) plans may open new accounts and purchase shares of the Fund.

The following information should be added to "Who Can Purchase Shares in the Aggressive Equity Fund" on page 24 of the Prospectus dated January 31, 1997.

- Participants in certain 401(k) plans may open new accounts and purchase shares of the Fund.